Capital And Financial Risk Management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 02, 2019 USD ($)	Dec. 31, 2017 USD ($)
Capital And Financial Risk Management [Line Items]
Cash and cash equivalents	$ 403,881	$ 132,360	$ 117,051		$ 72,649
Investments held at fair value	530,161	714,905	169,755
Foreign currency translation differences	500	$ (0)	$ (200)
Gelesis [Member]
Capital And Financial Risk Management [Line Items]
Investments in associates accounted for using equity method	$ 0
Karuna [Member]
Capital And Financial Risk Management [Line Items]
Investments held at fair value				$ 557,200
Number of associate's common stock held at fair value | shares	3,406,564
Associate common stock held at fair value	$ 346,100
Karuna [Member] | Equity price risk [member]
Capital And Financial Risk Management [Line Items]
Sensitivity analysis for equity price risk, impact on pre-tax earnings, percentage	0.100
Sensitivity analysis for equity price risk, impact on pre-tax earnings	$ 34,600